The Gabelli Global Mini Mites Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.6%
	Aerospace and Defense — 1.8%
2,500	Avio SpA†	$39,336
1,500	CPI Aerostructures Inc.†	4,020

		43,356

	Automotive: Parts and Accessories — 9.9%
2,000	Garrett Motion Inc.†	6,900
14,000	Modine Manufacturing Co.†	87,500
60,000	Opus Group AB†	53,462
1,000	Smart Eye AB†	14,337
2,031	Strattec Security Corp.	40,417
8,000	Uni-Select Inc.	34,246

		236,862

	Broadcasting — 0.8%
3,000	Beasley Broadcast Group Inc., Cl. A	3,720
7,000	Corus Entertainment Inc., Cl. B	15,193

		18,913

	Building and Construction — 2.0%
7,000	Armstrong Flooring Inc.†	24,150
2,100	Gencor Industries Inc.†	23,163

		47,313

	Business Services — 7.3%
5,000	Diebold Nixdorf Inc.†	38,200
4,000	eWork Group AB†	33,453
10,000	Gunnebo AB†	27,747
800	MIND Technology Inc.†	1,664
2,200	MoneyGram International Inc.	6,215
5,000	Perceptron Inc.†	34,000
15,000	Pivot Technology Solutions Inc.	28,951
200	Team Inc.†	1,100
13,000	Trans-Lux Corp.†	2,600

		173,930

	Computer Software and Services — 4.4%
3,000	A10 Networks Inc.†	19,110
5,000	Alithya Group Inc., Cl. A†	10,400
1,200	Asetek A/S†	10,485
1,500	Avid Technology Inc.†.	12,840
9,000	GTY Technology Holdings Inc.†	23,850
70,000	Pacific Online Ltd.	9,574
1,500	Rubicon Technology Inc.†	12,780
10,000	Steel Connect Inc.†	5,424

		104,463

	Consumer Products — 2.6%
604	CompX International Inc.	9,030
1,800	Lifetime Brands Inc.	17,010
1,200	Nobility Homes Inc.	27,600
71,000	Playmates Holdings Ltd.	7,512

		61,152

Shares		Market Value

	Consumer Services — 0.9%
55,000	AA plc†	$20,581

	Diversified Industrial — 15.5%
23,142	Ampco-Pittsburgh Corp.†	80,767
800	Commercial Vehicle Group Inc.†	5,224
11,000	Core Molding Technologies Inc.†	97,460
31,000	Fluence Corp. Ltd.†	4,996
10,500	Graham Corp.	134,085
300	Lawson Products Inc.†	12,309
2,500	Myers Industries Inc.	33,075

		367,916

	Entertainment — 2.1%
200	Du-Art Film Laboratories Inc.†	22,300
1,000	GAN Ltd.†	16,900
1,800	Reading International Inc., Cl. A†	5,796
100	Xilam Animation SA†	5,733

		50,729

	Equipment and Supplies — 1.8%
2,200	The Eastern Co.	42,944

	Financial Services — 6.4%
8,000	GAM Holding AG†	15,461
22,028	Steel Partners Holdings LP†	135,999

		151,460

	Food and Beverage — 2.9%
6,800	Farmer Brothers Co.†	30,056
3,000	Massimo Zanetti Beverage Group SpA	17,446
400	Nathan’s Famous Inc.	20,500

		68,002

	Health Care — 9.4%
40,000	Achaogen Inc.†	402
2,000	Cutera Inc.†	37,940
6,800	IntriCon Corp.†	82,824
4,370	IRRAS AB†	3,806
3,000	Medicrea International†	24,411
4,200	Neuronetics Inc.†	20,412
4,000	Oncimmune Holdings plc†	7,458
1,750	Option Care Health Inc.†	23,397
1,600	Paratek Pharmaceuticals Inc.†	8,656
4,000	Surgalign Holdings Inc.†	7,240
1,300	Tristel plc	8,052

		224,598

	Hotels and Gaming — 5.2%
3,300	Canterbury Park Holding Corp.	40,194
4,000	Cherry AB, Cl. B†(a)	38,857
24,000	Dover Motorsports Inc.	33,840
6,000	Full House Resorts Inc.†	11,640

		124,531

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The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Machinery — 4.0%
100	Astec Industries Inc.	$5,425
3,000	L.B. Foster Co., Cl. A†	40,260
10,000	The L.S. Starrett Co., Cl. A†	29,500
4,000	Twin Disc Inc.†	20,240

		95,425

	Paper and Forest Products — 1.4%
3,000	Canfor Corp.†	33,773

	Real Estate — 3.1%
6,500	Atrium European Real Estate Ltd.	18,138
906	Griffin Industrial Realty Inc.	48,426
5,000	Trinity Place Holdings Inc.†	7,050

		73,614

	Retail — 0.5%
400	RumbleON Inc., Cl. B†	10,660
1,000	Tuesday Morning Corp.†	1,370

		12,030

	Specialty Chemicals — 2.6%
8,000	Treatt plc	62,350

	Telecommunications — 7.9%
20,000	A3 Allmanna IT-och Telekomakti	43,994
700	Bittium Oyj†	5,761
15,000	Communications Systems Inc.	57,450
5,000	Consolidated Communications Holdings Inc.†	28,450
4,800	EXFO Inc.†	15,504
5,000	HC2 Holdings Inc.†	12,100
1,200	Nuvera Communications Inc.	20,760
400	Otelco Inc., Cl. A†	4,584

		188,603

	Wireless Telecommunications Services —2.1%
22,877	NII Holdings Inc., Escrow†	49,643

	TOTAL COMMON STOCKS	2,252,188

Shares		Market Value

	WARRANTS — 0.4%
	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	$90

	Diversified Industrial — 0.3%
16,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,920

	Business Services — 0.1%
4	Internap Corp., expire 05/08/24†	2,608

	TOTAL WARRANTS	8,618

	U.S. GOVERNMENT OBLIGATIONS — 5.0%
120,000	U.S. Treasury Bills,
	0.082% to 0.086%††, 12/17/20	119,979

	TOTAL INVESTMENTS — 100.0% (Cost $2,479,745)	$2,380,785

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at date of purchase.

	%of
	Market	Market
Geographic Diversification	Value	Value

United States	73.6%	$1,750,964
Europe	19.9	474,669
Canada	5.8	138,066
Asia/Pacific	0.7	17,086

	100.0%	$2,380,785

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